Label	Element	Value
Jacob Internet Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001090372_SupplementTextBlock
Jacob Funds Inc.

Supplement dated August 24, 2016 to the Prospectus dated January 4, 2016.

JACOB INTERNET FUND

Effective September 1, 2016, the information in the Prospectus for the Jacob Internet Fund under the heading "Fees and Expenses" is replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Jacob Internet Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the effect of the 12b-1 fee reduction for the 1 Year example and for the first year of the 3, 5, and 10 Year examples only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Jacob Internet Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,799

[1]	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
[2]	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.